Dean Small Cap Value Fund
Schedule of Investments
December 31, 2025 (Unaudited)
COMMON STOCKS — 99.66% Shares Fair Value
Consumer Discretionary — 13.79%
Capri Holdings Ltd.
(a)
118,364 $ 2,888,082
Johnson Outdoors, Inc., Class A 51,882 2,202,391
Leggett & Platt, Inc. 161,656 1,778,216
Malibu Boats, Inc., Class A
(a)
24,223 683,331
Papa John's International, Inc. 17,007 654,599
Rush Enterprises, Inc., Class A 19,756 1,065,639
Standard Motor Products, Inc. 17,007 626,708
Steven Madden Ltd. 139,840 5,822,937
Winnebago Industries, Inc. 56,691 2,297,119
YETI Holdings, Inc.
(a)
113,899 5,030,919
23,049,941
Consumer Staples — 6.05%
John B. Sanfilippo & Son, Inc. 69,404 4,899,922
Reynolds Consumer Products, Inc. 227,627 5,217,211
10,117,133
Energy — 6.96%
Helmerich & Payne, Inc. 210,788 6,045,399
Innovex International, Inc.
(a)
209,757 4,587,386
World Kinect Corp. 42,432 994,182
11,626,967
Financials — 21.29%
1st Source Corp. 47,758 2,984,397
Camden National Corp. 57,378 2,489,058
Cathay General Bancorp 58,065 2,809,765
Diamond Hill Investment Group, Inc. 6,528 1,106,496
Employers Holdings, Inc. 95,516 4,123,426
First Financial Corp. 44,666 2,698,720
Fulton Financial Corp. 113,210 2,188,349
Great Southern Bancorp, Inc. 37,966 2,337,187
Independent Bank Corp. 33,499 2,448,107
PROG Holdings, Inc. 20,443 602,864
QCR Holdings, Inc. 53,084 4,421,898
S&T Bancorp, Inc. 69,919 2,751,313
Safety Insurance Group, Inc. 48,617 3,787,750
Simmons First National Corp., Class A 43,979 829,004
35,578,334
Health Care — 2.82%
CONMED Corp. 25,253 1,025,272
Prestige Consumer Healthcare, Inc.
(a)
59,783 3,688,013
4,713,285
Industrials — 24.72%
AAR Corp.
(a)
34,358 2,844,499
Advanced Energy Industries, Inc. 27,487 5,754,953
Alamo Group, Inc. 9,449 1,586,204
Astec Industries, Inc. 36,935 1,600,024

Dean Small Cap Value Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
COMMON STOCKS — 99.66% - continued Shares Fair Value
Industrials — 24.72% - continued
Atkore, Inc. 27,658 $ 1,749,369
Bel Fuse, Inc., Class B 34,359 5,828,316
Brady Corp., Class A 49,476 3,877,434
Cactus, Inc., Class A 62,532 2,856,462
Douglas Dynamics, Inc. 20,100 656,265
ESCO Technologies, Inc. 4,295 839,200
Healthcare Services Group, Inc.
(a)
252,365 4,825,219
Heartland Express, Inc. 200,140 1,807,264
Kennametal, Inc. 109,775 3,118,707
Littelfuse , Inc. 6,184 1,564,057
Werner Enterprises, Inc. 79,368 2,381,834
41,289,807
Materials — 3.72%
Minerals Technologies, Inc. 22,505 1,371,680
Quaker Chemical Corp. 20,615 2,830,646
Stepan Co. 42,604 2,017,725
6,220,051
Real Estate — 3.33%
Broadstone Net Lease, Inc. 221,099 3,840,490
Cousins Properties, Inc. 66,655 1,718,366
5,558,856
Technology — 10.61%
Cohu , Inc.
(a)
127,469 2,966,203
CSG Systems International, Inc. 28,518 2,187,045
Harmonic, Inc.
(a)
102,731 1,016,010
Maximus, Inc. 28,861 2,491,282
Synaptics , Inc.
(a)
22,676 1,678,478
Verra Mobility Corp., Class A
(a)
51,537 1,154,944
Viavi Solutions, Inc.
(a)
323,660 5,767,621
Vishay Intertechnology , Inc. 32,469 470,476
17,732,059
Utilities — 6.37%
Chesapeake Utilities Corp. 40,715 5,079,603
Portland General Electric Co. 115,787 5,556,619
10,636,222
Total Common Stocks/Investments — 99.66% (Cost $151,469,267) 166,522,655
Other Assets in Excess of Liabilities — 0.34% 568,283
NET ASSETS — 100.00% $ 167,090,938
(a) Non-income producing security.

Dean Mid Cap Value Fund
Schedule of Investments
December 31, 2025 (Unaudited)
COMMON STOCKS — 96.26% Shares Fair Value
Communications — 2.71%
Omnicom Group, Inc. 45,969 $ 3,711,997
Take-Two Interactive Software, Inc.
(a)
9,463 2,422,812
6,134,809
Consumer Discretionary — 7.94%
BorgWarner, Inc. 111,500 5,024,190
Hasbro, Inc. 40,939 3,356,998
Lithia Motors, Inc., Class A 9,781 3,250,520
LKQ Corp. 102,977 3,109,905
PulteGroup, Inc. 27,386 3,211,282
17,952,895
Consumer Staples — 6.44%
BJ's Wholesale Club Holdings, Inc.
(a)
34,346 3,092,170
Campbell's Co. (The) 86,145 2,400,861
Dollar General Corp. 41,498 5,509,690
US Foods Holding Corp.
(a)
47,366 3,567,607
14,570,328
Energy — 4.79%
Baker Hughes Co., Class A, Class A 82,717 3,766,932
Coterra Energy, Inc. 133,716 3,519,405
Permian Resources Corp., Class A 252,342 3,540,359
10,826,696
Financials — 18.50%
Ameriprise Financial, Inc. 3,340 1,637,736
Assurant, Inc. 20,179 4,860,112
Bank of New York Mellon Corp. (The) 58,125 6,747,731
Hartford Insurance Group, Inc. (The) 32,137 4,428,479
Jefferies Financial Group, Inc. 53,612 3,322,336
Prosperity Bancshares, Inc. 65,111 4,499,821
Raymond James Financial, Inc. 22,128 3,553,535
Regions Financial Corp. 166,132 4,502,177
Reinsurance Group of America, Inc. 20,200 4,109,892
W.R. Berkley Corp. 59,802 4,193,316
41,855,135
Health Care — 7.67%
Encompass Health Corp. 35,630 3,781,768
Jazz Pharmaceuticals PLC
(a)
38,145 6,484,650
Quest Diagnostics, Inc. 22,606 3,922,820
Zimmer Biomet Holdings, Inc. 35,070 3,153,494
17,342,732
Industrials — 19.27%
AGCO Corp. 31,869 3,324,574
Dover Corp. 21,189 4,136,941
Gates Industrial Corp. PLC
(a)
166,272 3,569,859
ITT, Inc. 22,024 3,821,384
Keysight Technologies, Inc.
(a)
17,963 3,649,902

Dean Mid Cap Value Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
COMMON STOCKS — 96.26% - continued Shares Fair Value
Industrials — 19.27% - continued
Knight-Swift Transportation Holdings, Inc. 80,341 $ 4,200,227
L3Harris Technologies, Inc. 16,422 4,821,007
Littelfuse , Inc. 19,282 4,876,803
Regal Rexnord Corp. 25,111 3,523,575
Republic Services, Inc. 15,030 3,185,308
WESCO International, Inc. 18,370 4,494,037
43,603,617
Materials — 4.69%
Avery Dennison Corp. 21,184 3,852,945
Eastman Chemical Co. 50,379 3,215,692
International Flavors & Fragrances, Inc. 52,676 3,549,836
10,618,473
Real Estate — 6.42%
AvalonBay Communities, Inc. 19,901 3,608,250
CBRE Group, Inc., Class A
(a)
23,474 3,774,384
Regency Centers Corp. 56,868 3,925,599
STAG Industrial, Inc. 87,541 3,218,007
14,526,240
Technology — 9.15%
Arrow Electronics, Inc.
(a)
32,009 3,526,752
Broadridge Financial Solutions, Inc. 13,638 3,043,592
Global Payments, Inc. 33,254 2,573,860
Microchip Technology, Inc. 54,832 3,493,895
MKS, Inc. 21,885 3,497,223
SS&C Technologies Holdings, Inc. 52,195 4,562,887
20,698,209
Utilities — 8.68%
Ameren Corp. 46,743 4,667,757
Atmos Energy Corp. 24,911 4,175,831
CenterPoint Energy, Inc. 96,410 3,696,359
OGE Energy Corp. 82,577 3,526,038
Xcel Energy, Inc. 48,205 3,560,421
19,626,406
Total Common Stocks/Investments — 96.26% (Cost $182,891,131) 217,755,540
Other Assets in Excess of Liabilities — 3.74% 8,455,282
NET ASSETS — 100.00% $ 226,210,822
(a) Non-income producing security.

Dean Equity Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)
COMMON STOCKS — 96.98% Shares Fair Value
Communications — 5.66%
Comcast Corp., Class A 39,096 $ 1,168,579
Omnicom Group, Inc. 20,049 1,618,957
Verizon Communications, Inc. 48,763 1,986,117
4,773,653
Consumer Discretionary — 3.07%
Home Depot, Inc. (The) 4,869 1,675,423
LKQ Corp. 30,146 910,409
2,585,832
Consumer Staples — 13.07%
Altria Group, Inc. 32,294 1,862,072
Clorox Co. (The) 8,664 873,591
Hershey Co. (The) 9,165 1,667,847
Kimberly-Clark Corp. 9,595 968,040
Mondelez International, Inc., Class A 23,988 1,291,274
PepsiCo, Inc. 20,622 2,959,669
Sysco Corp. 18,975 1,398,268
11,020,761
Energy — 6.71%
Chevron Corp. 16,970 2,586,398
EOG Resources, Inc. 20,193 2,120,467
Kinder Morgan, Inc., Class P 34,657 952,721
5,659,586
Financials — 16.83%
BlackRock, Inc. 1,146 1,226,610
Canadian Imperial Bank of Commerce 16,612 1,505,213
JPMorgan Chase & Co. 7,160 2,307,096
PNC Financial Services Group, Inc. (The) 9,738 2,032,613
Principal Financial Group, Inc. 24,704 2,179,140
Prudential Financial, Inc. 15,109 1,705,504
T. Rowe Price Group, Inc. 17,472 1,788,783
Truist Financial Corp. 29,358 1,444,707
14,189,666
Health Care — 10.17%
Amgen, Inc. 8,593 2,812,575
Bristol-Myers Squibb Co. 18,188 981,061
Johnson & Johnson 11,528 2,385,719
Merck & Co., Inc. 12,674 1,334,065
Pfizer, Inc. 42,820 1,066,218
8,579,638
Industrials — 9.41%
Fastenal Co. 26,637 1,068,943
Illinois Tool Works, Inc. 8,879 2,186,897
Lockheed Martin Corp., Class B 2,649 1,281,242
Paychex, Inc. 15,538 1,743,053

Dean Equity Income Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
COMMON STOCKS — 96.98% - continued Shares Fair Value
Industrials — 9.41% - continued
Union Pacific Corp. 7,160 $ 1,656,251
7,936,386
Materials — 4.32%
Air Products & Chemicals, Inc. 5,442 1,344,283
PPG Industries, Inc. 13,462 1,379,317
Sonoco Products Co. 21,052 918,709
3,642,309
Real Estate — 9.50%
American Tower Corp., Class A 6,659 1,169,121
Digital Realty Trust, Inc. 10,311 1,595,215
Essex Property Trust, Inc. 8,163 2,136,093
Lamar Advertising Co., Class A 16,326 2,066,545
Public Storage 4,010 1,040,595
8,007,569
Technology — 5.97%
Amdocs Ltd. 22,914 1,844,806
Cisco Systems, Inc. 23,988 1,847,796
Texas Instruments, Inc. 7,733 1,341,598
5,034,200
Utilities — 12.27%
Alliant Energy Corp. 25,348 1,647,873
American Electric Power Company, Inc. 15,395 1,775,197
Duke Energy Corp. 14,178 1,661,803
NextEra Energy, Inc. 14,321 1,149,690
WEC Energy Group, Inc. 18,259 1,925,594
Xcel Energy, Inc. 29,644 2,189,507
10,349,664
Total Common Stocks/Investments — 96.98% (Cost $75,382,088) 81,779,264
Other Assets in Excess of Liabilities — 3.02% 2,549,498
NET ASSETS — 100.00% $ 84,328,762